Stockholders' Equity (Details) $ / shares in Units, $ in Thousands						1 Months Ended	12 Months Ended
	May 10, 2019 shares	May 02, 2019 shares	Sep. 14, 2018 shares	Aug. 10, 2018 USD ($) shares	Dec. 14, 2017 shares	Dec. 31, 2019 USD ($) $ / shares shares	Dec. 31, 2019 USD ($) $ / shares shares	Dec. 31, 2018 USD ($) $ / shares shares	Dec. 31, 2017 shares	Aug. 02, 2019 shares	Dec. 31, 2016 shares	Dec. 31, 2011 $ / shares shares	Sep. 18, 2009 $ / shares shares
Stockholders' Equity
Share issuance costs | $							$ 873	$ 169
Common stock, shares outstanding before reverse stock split| shares		213,324,455
Agreed contribution from stockholder | $				$ 10,000
Maximum number of shares that may be granted						1,000,000	1,000,000			1,000,000
Number of shares issued for one share under reverse stock split		0.0714
Number of shares issued upon refinancing of debt in exchange for debt reduction				7,095,877
Percentage of shares issued to lender to outstanding stock				47.50%
Shares issued						24,789,312	24,789,312	15,237,456
Shares issued and outstanding						24,789,312	24,789,312	15,237,456
Shares outstanding		15,237,456				24,789,312	24,789,312	15,237,456
Authorized capital stock, common stock (in shares)						750,000,000	750,000,000	750,000,000					750,000,000
Authorized capital stock, par value of common stock (in dollars per share) | $ / shares						$ 0.01	$ 0.01	$ 0.01					$ 0.01
Authorized capital stock, preferred stock (in shares)						100,000,000	100,000,000	100,000,000					100,000,000
Authorized capital stock, par value of preferred stock (in dollars per share) | $ / shares						$ 0.01	$ 0.01	$ 0.01					$ 0.01
Stock compensation (in shares)									0
Minimum net cash proceeds from common stock offerings, as a condition for payment of cash dividends | $						$ 50,000	$ 50,000
Number of warrants issued to lenders								15,000,000	15,000,000		15,000,000	15,000,000
Exercise price of warrant (in dollars per share) | $ / shares												$ 7.00
Restricted stock
Stockholders' Equity
Shares issued and outstanding						216,276	216,276	298,774
Restricted stock | Vesting on December 31, 2019
Stockholders' Equity
Vesting period			15 months 15 days
Restricted stock | Vesting on December 31, 2021
Stockholders' Equity
Vesting period			39 months 15 days
Common Stock
Stockholders' Equity
Number of cancelled shares					25,000
Shares granted									0
Public Offering
Stockholders' Equity
Number of shares sold						9,418,080
Proceeds from equity issuance | $						$ 54,400
Share issuance costs | $						900
DIL
Stockholders' Equity
Proceeds from equity issuance | $						$ 17,300
Manager's employees | Restricted stock
Stockholders' Equity
Number of cancelled shares	4,168
Forfeiture of shares	4,168
Shares granted	137,944
Manager's employees | Restricted stock | Vesting on December 31, 2019
Stockholders' Equity
Shares vested	66,888		149,386
Manager's employees | Restricted stock | Vesting on December 31, 2021
Stockholders' Equity
Shares vested	66,888		149,388
Executive officers | Restricted stock
Stockholders' Equity
Shares granted	35,714		298,774